DRINKER BIDDLE & REATH LLP
                             One Logan Square
                         18th and Cherry Streets
                       Philadelphia, PA  19103-6996
                              (215) 988-2700
                             Fax (215) 988-2757

February 6, 2008


VIA EDGAR TRANSMISSION
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

              RE: First Pacific Mutual Fund, Inc.
                  File Nos. (33-23452/811-05631)

Ladies and Gentlemen:

		On behalf of First Pacific Mutual Fund, Inc. (the "Registrant") and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), I hereby certify that (i) the Prospectus and Statement of Additional Information listed below that would have been filed under paragraph (c) of Rule 497 under the 1933 Act would not have differed from the Prospectus and Statement of Additional Information contained in the Registrant's most recent Post-Effective Amendment to its Registration Statement on Form N-1A under the 1933 Act and the Investment Company Act of 1940, as amended, ("PEA #27"), which was filed on January 28, 2008; and (ii) the text of PEA #27 has been filed electronically.

		The Prospectus and Statement of Additional Information referenced above, which would otherwise have been filed pursuant to Rule 497(c), are: (1) Prospectus dated February 1, 2008 for the Hawaii Municipal Fund Investor Class; and (2) Statement of Additional Information dated February 1, 2008 for the Hawaii Municipal Fund Investor Class.

		Questions and comments concerning this letter may be directed to the undersigned at (215) 988-2699.


                                       Sincerely yours,

                                       /s/ Nancy P. O'Hara
                                       Nancy P. O'Hara, Esquire